Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Detailed Information about Property Plant and Equipment

Changes in the carrying amount of PP&E were as follows:

		Building	Equipment	Assets under	Total
Estimated useful life	Land	5 to 20 years	2 to 20 years	construction	PP&E

Cost
January 1, 2025	$17	$102	$63	$5	$187
Additions	-	1	1	17	19
Reclassification	1	8	9	(19)	(1)
Disposals	-	-	(5)	-	(5)
Currency translation effects	-	-	1	-	1

December 31, 2025	$18	$111	$69	$3	$201

Accumulated depreciation
January 1, 2025	$-	$(46)	$(45)	$-	$(91)
Depreciation charge	-	(6)	(7)	-	(13)
Disposals	-	-	5	-	5
Currency translation effects	-	-	-	-	-

December 31, 2025	$-	$(52)	$(47)	$-	$(99)

Net book value – December 31, 2025	$18	$59	$22	$3	$102

		Building	Equipment	Assets under	Total
Estimated useful life	Land	5 to 20 years	2 to 20 years	construction	PP&E

Cost

January 1, 2024	$17	$104	$62	$7	$190
Additions	-	-	2	14	16
Reclassification	-	5	9	(15)	(1)
Disposals	-	(5)	(7)	-	(12)
Currency translation effects	-	(2)	(3)	(1)	(6)

December 31, 2024	$17	$102	$63	$5	$187

Accumulated depreciation
January 1, 2024	$-	$(42)	$(44)	$-	$(86)
Depreciation charge	-	(10)	(10)	-	(20)
Disposals	-	5	7	-	12
Currency translation effects	-	1	2	-	3

December 31, 2024	$-	$(46)	$(45)	$-	$(91)

Net book value – December 31, 2024	$17	$56	$18	$5	$96